Payroll costs, share based payments and management incentive schemes - Non Executive Director Restricted Share Awards (Details)							1 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2021 $ / shares	Jun. 17, 2020 shares $ / shares	Jun. 14, 2019 EUR (€) shares	Jun. 14, 2019 $ / shares	Jun. 19, 2018 shares $ / shares	May 31, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €									€ 5,100,000		€ 9,000,000.0	€ 14,900,000
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €									€ 5,100,000		9,000,000.0	14,900,000
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period									820,202	820,202
Number of equity instruments exercised (in shares)									1,861,826	1,861,826
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €									€ 800,000		€ 700,000	€ 900,000
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $										$ 100,000
New awards granted in the period	24,759		32,140	39,370		32,172
Share price (in Dollars per share) | $ / shares		$ 30.14	$ 21.78		$ 20.74
Number of equity instruments exercised (in shares)	32,140		34,447	44,272			49,196	2,460				56,250
Reclassification of awards for settlement of tax liabilities	7,734		8,656	12,100
Exercise price (in dollars per share) | $ / shares		$ 28.27	$ 21.78		$ 20.32	$ 18.07
Non-Executive Director | Restricted Shares | Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €	€ 0.2			€ 100,000